Other Income, Net	6 Months Ended
May 31, 2026
Other Income, Net [Abstract]
OTHER INCOME, NET
14.	OTHER INCOME, NET

	For the Six Months Ended May 31,
	2025 (Unaudited)	2026 (Unaudited)
	HK$	HK$	US$
Bank interest income	794,879	1,026,294	130,962
Sundry income	158,694	255,445	32,596
Total	953,573	1,281,739	163,558

Other income mainly represented bank interest income arisen from the fixed term deposit and sundry income, including exchange gain (or loss) from foreign currency.